Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transaction

Amounts due to related parties as of June 30, 2019 and December 31, 2018:

		June 30,	December 31,
		2019	2018
Paolo Gervasi	Shareholder and employee of the Company	$2,153	$2,068
Calogero Caruso	Shareholder and employee of the Company	4,444	2,068
Chris Thompson	Shareholder and founder of MVC	103,089	-
Kyle McDiarmid	Shareholder and founder of MVC	18,884	-
Stevan Perry	President of the Company	84,432	-
Other	Shareholder and founder of MVC	362	-
		$213,364	$4,136

Amounts due to related parties as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Paolo Gervasi Shareholder and employee of the Company	$2,068	$397,158
Calogero Caruso Shareholder and employee of the Company	2,068	397,159
	$4,136	$794,317